INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Patents	Patents consists of the following:

	December 31, 2016	December 31, 2015

Patents	$754,259	$690,162
Less: Accumulated amortization	86,287	70,395

	$667,972	$619,767